Income Taxes Summary of Income Tax Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits, beginning balance	$ 108,586	$ 115,813	$ 114,197
Increases related to tax positions taken in prior years	28,699	2,316	0
Decreases related to tax positions taken in prior years	(2,287)	(16,851)	(3,922)
Increases related to tax positions in current year	6,695	8,351	5,778
Decreases related to tax positions in current year	0	0	0
Decreases due to settlements with taxing authorities	0	0	(508)
Reductions resulting from lapse in statute of limitations	(3,013)	(1,140)	(1,277)
Increases (decreases) related to foreign currency exchange rate fluctuations	(71)	97	1,545
Gross unrecognized tax benefits, ending balance	$ 138,609	$ 108,586	$ 115,813